Long-Term Debt	12 Months Ended
Dec. 31, 2024
Long-term Debt [Abstract]
Long-term Debt
26. LONG-TERM DEBT
Bonds, notes and debentures are at fixed interest rates

and are unsecured unless noted below.

Included
are certain bankers’ acceptances and commercial paper

where the Company has the intention and the
unencumbered ability to refinance the obligations for a period greater than one year.
Long-term debt as at December 31 consisted of the following:
Weighted average interest
rate
(1)
millions of dollars 2024 2023 Maturity 2024 2023
Florida Electric Utility
Senior unsecured notes 4.36% 4.61% 2029 - 2051 $

5,720 $

5,654
Canadian Electric Utilities
NSPI – Commercial paper
(2)
Variable Variable 2029 $

177 $

721
NSPI – Senior unsecured notes 5.12% 5.13% 2025 - 2097

3,184

3,165
$

3,361 $

3,886
Gas Utilities and Infrastructure
PGS – Senior unsecured notes 5.63% 5.63% 2028 - 2053 $

1,331 $

1,223
NMGC – Senior unsecured notes 3.78% 3.78% 2026 - 2051

698

642
NMGC – Unsecured loan notes N/A Variable 2024 -

30
NMGI – Senior unsecured notes N/A 3.64% 2024 -

198
EBP – Secured loan notes Variable Variable 2028

250

246
$

2,279 $

2,339
Other Electric Utilities
Unsecured loan notes 4.06% 4.78% 2025 - 2028 $

143 $

121
Unsecured loan notes Variable Variable 2025 - 2027

104

104
Secured senior notes and debentures

(3)
2.38% 3.06% 2026 - 2040

169

197
$

416 $

422
Other
Unsecured loan notes

Variable Variable 2026 - 2029 $

992 $

465
Senior unsecured notes 3.99% 3.65% 2026 - 2046

3,525

3,637
Senior unsecured notes 4.84% 4.84% 2030

500

500
Fixed to floating subordinated notes

(4)
6.75% 6.75% 2076

1,727

1,587
Junior subordinated notes 7.63% 0.00% 2054

720 -

$

7,464 $

6,189
Adjustments
Debt issuance costs (137) (125)
Classification as liabilities held for sale
(5)
(696) -

Amount due within one year

(6)
(234) (676)
$ (1,067) $ (801)
Long-Term Debt $

18,173 $

17,689
(1) Weighted average interest rate of fixed rate long-term debt.
(2) Discount notes are backed by a revolving

credit facility which matures in 2029.

(3) Notes are issued and payable in either USD

or BBD.

(4) In 2024, the Company recognized $ 110

million in interest expense (2023 – $
109

million) related to its fixed to floating
subordinated notes.
(5) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's liabilities were
classified as held for sale.

For further details on the pending transaction,

refer to note 4.
(6) Excludes NMGC amounts which are classified

as current liabilities associated with assets held

for sale.
The Company’s total long-term revolving credit facilities,

outstanding borrowings and available capacity as
at December 31 were as follows:
millions of dollars Maturity 2024 2023
Emera – committed revolving credit facility
(1)
June 2029 $

1,300 $

900
NSPI – revolving credit facility
(1)
June 2029

800

800
Emera – Unsecured non-revolving credit facility February 2026

200

400
TEC – Unsecured committed revolving credit facility December 2026 -

657
NSPI – non-revolving credit facility July 2024 -

400
NMGC – Unsecured non-revolving credit facility March 2024 -

30
ECI – revolving credit facilities October 2024 -

10
Total $

2,300 $

3,197
Less:
Borrowings under credit facilities

1,169

1,884
Letters of credit issued inside credit facilities

12

6
Use of available facilities $

1,181 $

1,890
Available capacity under existing agreements $

1,119 $

1,307
(1) Advances on the revolving credit facility can be

made by way of overdraft on accounts up to

$
50

million.
Debt Covenants
Emera and its subsidiaries have debt covenants associated

with their credit facilities. Covenants are
tested regularly and the Company is in compliance with

covenant requirements. Emera’s significant
covenants are listed below:
As at
Financial Covenant Requirement December 31, 2024
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.55

: 1
Recent Significant Financing Activity by Segment
Florida Electric Utility
On July 12, 2024, TEC repaid a $ 300

million USD note upon maturity.

This note was repaid with
proceeds from commercial paper.
On January 30, 2024, TEC issued $ 500

million USD of senior unsecured bonds that bear interest

at
4.90
per cent with a maturity date of March 1, 2029 . Proceeds from the issuance were primarily used for the repayment of short-term borrowings outstanding under the 5 -year credit facility.
Canadian Electric Utilities
On June 24, 2024, NSPI amended its unsecured non-revolving

credit facility to extend the maturity date
from July 15, 2024

to
June 24, 2025

and reduce the facility from $
400

million to $
300

million. On
December 16, 2024, NSPI repaid the $ 300

million unsecured non-revolving credit facility.
On June 24, 2024, NSPI amended its unsecured committed

revolving credit facility to extend the maturity
date from December 16, 2027

to
June 24, 2029 . There were no other material changes in commercial terms from the prior agreement.
On June 13, 2024, NSPI entered a non-revolving credit

facility to finance the Battery Energy Storage
Project. NSPI can request funds under the facility quarterly for amounts related to incurred project costs
up to the total commitment of the lessor of $ 120

million and
45.06

per cent of the total eligible project
costs over the term of the agreement. The facility will be

available until
6

months after completion of the
project, not to exceed May 21, 2027 , and matures 20

years following the end of the period. As at
December 31, 2024, NSPI had utilized $ 19

million from the facility,

which bears interest at
2.51

per cent.
Gas Utilities and Infrastructure
On December 10, 2024, Brunswick Pipeline amended

its non-revolving loan agreement. The maturity
date was extended to December 2028 and now includes

annual principal repayments.
On July 30, 2024, New Mexico Gas Intermediate, Inc. repaid

its $
150

million USD fixed rate notes upon
maturity.
Other Electric Utilities
On May 2, 2024, BLPC amended its $ 92

million Barbadian dollar ($
46

million USD) loan facility to extend
the maturity date from February 19, 2025

to
July 19, 2028 . There were no other material changes in
commercial terms from the prior agreement.
Other
On June 24, 2024, Emera amended its unsecured committed

revolving credit facility increasing the facility
from $ 900

million to $
1,300

million. Emera also extended the maturity date from
June 24, 2027

to
June
24, 2029
. There were no other material changes in commercial terms

from the prior agreement.
On June 15, 2024, Emera Finance repaid its $ 300

million USD senior notes upon maturity.
On June 18, 2024, EUSHI Finance, Inc., completed an issuance of $
500

million USD fixed-to-fixed reset

rate junior subordinated notes. The notes initially bear

interest at a rate of
7.625

per cent, and will reset

on December 15, 2029, and every five years

thereafter, to a rate per annum

equal to the five-year U.S.

treasury rate plus 3.136

per cent. The notes mature on
December 15, 2054
. EUSHI Finance, Inc., at its

option, may redeem the notes, in whole or in part, 90 days

prior to the first interest reset date, and any

semi-annual interest payment date thereafter,

at a redemption price equal to the principal amount.
On February 16, 2024, Emera amended its $ 400

million unsecured non-revolving facility to extend the
maturity date from February 19, 2024

to
February 19, 2025 . There were no other changes in commercial terms from the prior agreement. On July 19, 2024, Emera reduced the amount of the facility from $
400
million to $ 200

million. On February 20, 2025, Emera extended the agreement

for an additional year to
February 2026 with no other changes in terms. This facility

was classified as long-term debt at December
31, 2024.
Long-Term Debt Maturities
As at December 31, 2024, long-term debt maturities, including capital lease obligations, for each of the
next five years and in aggregate thereafter are as follows:
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Florida Electric Utility $ -

$ -

$ -

$ -

$

720 $

5,000 $

5,720
Canadian Electric Utilities

125

40 -

-

217

2,979

3,361
Gas Utilities and
Infrastructure

31

132

31

535

31

1,519

2,279
Other Electric Utilities

78

101

89

116

4

28

416
Other -

3,006 -

-

792

3,666

7,464
Total $

234 $

3,279 $

120 $

651 $

1,764 $

13,192 $

19,240